Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Loans, net of allowance for loan losses of $22,935 and $25,497, respectively	$ 1,184,267	$ 1,142,111
Securities:
Held-to-maturity, at amortized cost (market value $26,561 and $16,317, respectively)	26,823	15,508
Available-for-sale, at market (amortized cost $336,335 and $313,111, respectively)	329,373	317,278
Total securities	356,196	332,786
Loans held for sale	7,022	15,648
Federal funds sold	38,190	23,780
Restricted equity securities, at cost	3,012	3,012
Total earning assets	1,588,687	1,517,337
Cash and due from banks	73,314	82,884
Premises and equipment, net	38,176	35,853
Accrued interest receivable	5,063	5,426
Deferred income taxes	11,437	8,243
Other real estate	12,869	15,307
Goodwill	4,805	4,805
Other assets	14,620	10,965
Total assets	1,748,971	1,680,820
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	1,554,255	1,493,922
Securities sold under repurchase agreements	9,078	10,584
Accrued interest and other liabilities	7,967	6,616
Total liabilities	1,571,300	1,511,122
Stockholders' equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,498,588 and 7,419,204 shares issued and outstanding, respectively	14,997	14,838
Additional paid-in capital	54,519	51,242
Retained earnings	112,451	101,046
Net unrealized gains (losses) on available-for-sale securities, net of taxes of $2,666 and $1,595, respectively	(4,296)	2,572
Total stockholders' equity	177,671	169,698
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders' equity	$ 1,748,971	$ 1,680,820